CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Schedule of outstanding warrants

A summary of warrants outstanding as of October 31, 2019 is as follows:

	Total	Price per Share	Expiration Date
Warrants related to November 2014 financing	19,762	$ 92.50	November 2019
Warrants related to June 2015 financing	4,363	$ 68.75	June 2020
Warrants related to April 2016 financing	70,581	$ 30.00	April 2021
Warrants related to September 2016 financing (1)	51,466	$ 18.75	September 2021 to March 2022
Warrants related to November 2016 financing	1,216,230	$ 8.75	November 2024
Warrants related to November 2016 financing	35,818	$10.938	November 2022
Warrants related to November 2016 financing	7,926	$ 8.25	November 2022
Warrants related to April 2017 financing	32,053	$ 22.50	October 2022
Warrants related to October 2017 financing	153,848	$ 7.50	October 2022
Warrants related to November 2017 financing	2,277,412	$ 5.00	November 2022
Warrants related to November 2018 financing (2)	1,066,670	$ 4.10	May/June 2021
	4,936,129
(1)

In connection with the sale of common stock in September 2016, warrants to purchase 51,466 shares of common stock were issued at an exercise price of $18.75 per share. These warrants included a cash settlement option requiring the Company to record a liability for the fair value of the warrants at the time of issuance and at each reporting period with any change in the fair value reported as other income or expense. At the time of issuance, approximately $566,000 was recorded as a warrant liability. To value the warrant liability, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.1%, contractual term of 5 years, expected volatility of 95.8% and a dividend rate of 0%. As of October 31, 2019, the fair value of the warrant liability was immaterial and was included in other long-term liabilities.

(2)

On November 20, 2018, the Company entered into agreements with holders of certain of its warrants to purchase common stock with an exercise price per share of $6.25 originally issued on November 24, 2017 (Existing Warrants), whereby the holders and the Company agreed that the holders would cash exercise up to 1,066,670 shares of common stock underlying such Existing Warrants at a reduced price of $3.50, and the Company would issue new warrants to such holders to purchase up to an aggregate of 1,066,670 shares of common stock (New Warrants). The New Warrants are exercisable after the six-month anniversary of their issuance and terminate on the 30-month anniversary following their issuance. The New Warrants have an exercise price per share of $4.10. The Company recorded a charge for the incremental fair value of approximately $874,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.51%, contractual term of 6 months, expected volatility of 78.4% and a dividend rate of 0%.

A summary of warrants outstanding as of January 31, 2019 is as follows:

	Total	Price per Share	Expiration Date
Warrants related to January 2014 agreement	289,505	$ 1.85	May 2019
Warrants related to May 2014 agreement	316,395	$2.035	May 2019
Warrants related to April to November 2014 financing	1,661,055	$ 3.70	April 2019 - November 2019
Warrants related to June 2015 financing	109,091	$ 2.75	June 2020
Warrants related to April 2016 financing	1,952,000	$ 1.20	April 2021
Warrants related to September 2016 financing (1)	1,286,501	$ 0.75	September 2021 to March 2022
Warrants related to November 2016 financing	30,406,061	$ 0.35	November 2022 to November 2024
Warrants related to November 2016 financing	895,450	$ 0.44	November 2022
Warrants related to November 2016 financing	198,214	$ 0.33	November 2022
Warrants related to April 2017 financing	801,282	$ 0.90	October 2022
Warrants related to October 2017 financing (2)	3,846,152	$ 0.30	October 2022
Warrants related to November 2017 financing	56,935,191	$ 0.20	November 2022
Warrants related to November 2017 financing (3)	33,422,061	$ 0.25	May 2019
Warrants related to November 2018 financing (3)	26,666,666	$0.164	May/June 2021
(1)

In connection with the sale of common stock in September 2016, warrants to purchase 1,286,501 shares of common stock were issued at an exercise price of $0.75 per share. These warrants included a cash settlement option requiring the Company to record a liability for the fair value of the warrants at the time of issuance and at each reporting period with any change in the fair value reported as other income or expense. At the time of issuance, approximately $566,000 was recorded as a warrant liability. To value the warrant liability, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.1%, contractual term of 5 years, expected volatility of 95.8% and a dividend rate of 0%. As of January 31, 2019, the fair value of the warrant liability was approximately $11,000 and was included as a long-term liability.

(2)

On October 23, 2017, the Company entered into agreements with certain of these warrant holders to permit their immediate exercise of 2,564,103 shares of common stock underlying the warrants at an exercise price per share of $0.24. The Company recorded a charge for the incremental fair value of approximately $151,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.03%, contractual term of 5 years, expected volatility of 83.9% and a dividend rate of 0%. In addition, these warrant holders were issued new warrants to purchase up to an aggregate of 3,846,152 shares of common stock at an exercise price per share of $0.30.

(3)

On November 20, 2018, the Company entered into agreements with holders of certain of its warrants to purchase common stock with an exercise price per share of $0.25 originally issued on November 24, 2017 (Existing Warrants), whereby the holders and the Company agreed that the holders would cash exercise  26,666,666 shares of common stock underlying such Existing Warrants at a reduced price of $0.14, and the Company would issue new warrants to such holders to purchase up to an aggregate of 26,666,666 shares of common stock (New Warrants). The New Warrants are exercisable after the six-month anniversary of their issuance and terminate on the 30-month anniversary following their issuance. The New Warrants have an exercise price per share of $0.164. The Company recorded a charge for the incremental fair value of approximately $874,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.51%, contractual term of 6 months, expected volatility of 78.4% and a dividend rate of 0%.

Schedule of significant ranges of outstanding and exercisable options

	Options Outstanding			Options Vested and Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Vested and	Exercise
Range of Exercise Prices	Outstanding	Life (in Years)	Prices	Exercisable	Prices
$0.44 - $0.84	758,134	9.62	$0.79	104,257	$0.81
$0.85 - $4.00	109,639	8.08	$2.56	81,389	$2.54
$4.01 - $10.50	410,769	8.59	$5.60	154,321	$5.88
$10.51- $18.50	78,244	6.44	$16.79	64,510	$16.72
$18.51 - $28.50	9,600	5.74	$21.79	9,600	$21.79
$28.51 - $75.00	14,441	5.52	$51.12	14,354	$51.19
	1,380,827	8.94	$3.94	428,431	$7.52

	Options Outstanding			Options Vested and Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Vested and	Exercise
Range of Exercise Prices	Outstanding	Life (in Years)	Prices	Exercisable	Prices
$0.10 - $0.16	5,503,893	8.09	$0.11	2,619,037	$0.10
$0.17 - $0.35	11,347,484	9.02	$0.22	1,728,162	$0.23
$0.36 - $0.65	2,567,126	6.12	$0.53	1,974,108	$0.53
$0.66 - $1.14	3,266,554	6.43	$0.78	2,265,302	$0.79
$1.15 - $3.00	1,037,812	3.25	$1.79	1,003,748	$1.80
	23,722,869	7.88	$0.37	9,590,357	$0.55

2014 Equity Incentive Plan
Stock option plan activity

			Weighted
			Average	Remaining	Aggregate
	Available for		Exercise	Contractual	Intrinsic
	Grant	Shares	Prices	Life	Value
					(in thousands)
Balance as of February 1, 2017	252,379	6,465,829	$0.77	8.77	$238
Shares authorized for issuance	20,000,000	—
Granted	(18,553,000)	18,553,000	$0.29
Exercised	—	(40,000)	$0.25
Canceled and returned to the 2016 Plan	185,499	(185,499)	$0.65
Canceled subsequent to termination of the 2014 Plan	—	(68,667)	$1.48
Balance as of January 31, 2018	1,884,878	24,724,663	$0.41	9.17	$304
Shares authorized for issuance	50,000,000	—
Granted	(10,444,000)	10,444,000	$0.21
Exercised	—	(278,196)	$0.10
Canceled and returned to the 2016 Plan	11,262,538	(11,262,538)	$0.30
Canceled subsequent to termination of the 2014 Plan	—	(680,060)	$1.01
Balance as of January 31, 2019	52,703,416	22,947,869	$0.36	7.92	$23
Vested and exercisable		9,257,545	$0.53	5.93	$13
Vested and expected to vest		21,836,056	$0.37	7.85	$22

Outside of the 2016 Equity Incentive Plan
Stock option plan activity

		Weighted
		Average	Remaining
		Exercise	Contractual	Aggregate
	Shares	Prices	Life	Intrinsic Value
				(in thousands)
Balance as of February 1, 2019	31,000	$17.86	6.60	$—
Canceled	(6,000)	$38.75
Balance as of April 30, 2019	25,000	$12.85	7.92	$—
Canceled	(750)	$27.25
Balance as of July 31, 2019	24,250	$12.40	5.69	$—
Canceled	(8,250)	$27.25
Balance as of October 31, 2019	16,000	$4.75	8.26	$—
Vested and exercisable	6,667	$4.75	8.26	$—
Vested and expected to vest	13,819	$4.75	8.26	$—

		Weighted
		Average	Remaining
		Exercise	Contractual	Aggregate
	Shares	Prices	Life	Intrinsic Value
				(in thousands)
Balance as of February 1, 2017 and 2018	660,000	$1.44	7.72	$—
Granted	400,000	$0.19
Canceled	(285,000)	$1.65
Balance as of January 31, 2019	775,000	$0.71	6.6	$—
Vested and exercisable	332,812	$1.30	3.70	$—
Vested and expected to vest	747,437	$0.73	6.52	$—